U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.	The name and address of issuer: MONY America Variable Account L 1290 Avenue of the Americas, New York, NY 10104
2.

The name of each series or class of funds for which this notice is filed:

(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                             ☒

3.	Investment Company Act File Number: 811-04234
Securities Act File Number:
33-82570
2–95990
333–06071
333–56969
333–64417
333–72596
333–72578
333–104162
333–134304

4(a).	Last day of fiscal year for which this notice is filed: December 31, 2013
4(b).	☐	Check box if this notice is being filed late (i.e., more than 90 calendar redeemed days after the end of the issuer’s fiscal year). (See Instructions A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$161,558,098

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$175,941,417

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending on earlier than October 11,1995 that were not previously used to reduce registration fees payable to the Commission:		$154,485,547

	(iv)	Total available redemption credits [add Items5(ii) and 5(iii)]:		$330,426,964

	(v)	Net sales-if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0

	(vi)	Redemption credits available for use in future years - if Item (i) is less than Item 5(iv) [subtract item 5(iv) from Item 5(i)]:		$(168,868,866)

	(vii)	Multiplier for determining fee (See Instruction C.9):	x	.0001288

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] enter “0” if no fee is due):	=	$0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)deducted here:                    . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                    .

7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
			+	$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line7]:
			=	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		Method of Delivery:
		☐ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marion Mackenzie
Marion Mackenzie, Senior Director

Date: March 21, 2014

*Please print the name and title of the signing officer below the signature